Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The following table presents the carrying values of the major classes of assets held for sale and liabilities associated with assets held for sale included in AQN’s consolidated balance sheets:

(thousands of U.S. dollars)	December 31,	December 31,
	2024	2023
ASSETS HELD FOR SALE
Current assets
Cash and cash equivalents	$56,673	$31,091
Trade and other receivables, net	85,386	122,754
Supplies and consumables inventory	4,201	4,726
Prepaid expenses	8,622	16,140
Derivatives instruments	4,310	5,336
Other assets	7,321	7,261
	166,513	187,308
Non-current assets
Property, plant and equipment, net	3,219,776	3,390,677
Intangible assets, net	15,644	21,474
Long-term investments
Long-term investment carried at fair value	—	88,676
Other long-term investments	277,634	474,211
Derivative instruments	3,611	3,122
Deferred income taxes	—	6,907
Other assets	12,458	14,590
	3,529,123	3,999,657
Total assets held for sale	3,695,636	4,186,965

LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE
Current liabilities
Accounts payable	$23,048	$30,005
Accrued liabilities	106,733	74,181
Other long-term liabilities	756	1,068
Derivative instruments	22,424	14,206
	152,961	119,460
Non-current liabilities
Long-term debt (a)	1,348,727	1,015,875
Deferred income taxes	—	12,638
Derivative instruments	98,513	69,990
Pension and other post-employment benefits obligation	228	157
Other long-term liabilities	126,866	155,655
	1,574,334	1,254,315

Total liabilities associated with assets held for sale	$1,727,295	$1,373,775
The following table presents the results of the discontinued operations, which are included in loss from discontinued operations, net of tax in AQN’s consolidated statements of operations:

(thousands of U.S. dollars)	Years ended December 31
	2024	2023
Revenue
Non-regulated energy sales	$276,083	$261,992
Other revenue	63,647	32,099
	339,730	294,091

Operating expenses	192,942	146,902
Non-regulated energy purchased	5,419	18,969
Depreciation and amortization	80,992	112,917
Asset impairment charge	—	22,011
Loss (gain) on foreign exchange	12,485	(5,300)
	$291,838	295,499
Operating income (loss) from discontinued operations	47,892	(1,408)
Interest expense	(55,369)	(45,216)
Income (loss) from long-term investments	(89,913)	371
Loss on derivative financial instruments	(130,665)	—
Loss on classification as held for sale	(1,357,343)	—
Other net losses	(49,164)	(11,183)
Pension and other post-employment non-service costs	(61)	(54)
Loss before income taxes	(1,634,623)	(57,490)
Income tax recovery	128,347	49,245
Loss from discontinued operations	(1,506,276)	(8,245)
Add: Net loss attributable to non-controlling interest	$60,456	$51,362
Net income (loss) from discontinued operations attributable to AQN	$(1,445,820)	$43,117
The following table summarizes AQN’s cash flows from discontinued operations.

	Years ended December 31
	2024	2023
Cash flows provided by (used in)
Operating activities (1)	$121,295	$128,464
Investing activities	(196,028)	(225,108)
(1) For the year ended December 31, 2024, operating activities include net changes in non-cash operating items of $13,912 (2023 - $(779)).
Long-term debt classified as held for sale consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31,	December 31,
					2024	2023
Senior unsecured revolving credit facilities	—	2027	N/A		$180,712	$262,609
U.S. dollar borrowings
Senior secured project notes	5.75%	2025		$475,032	475,148	—
Canadian dollar borrowings
Senior unsecured notes (i)(ii)	3.75%	2027-2031	C$	1,000,000	692,832	753,266
					$1,348,692	$1,015,875